MFA 2025-NQM3 Trust ABS-15G

Exhibit 99.44

LOAN DATA							ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
xx	xx	60585		xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal	xx	xx	-14.646%	xx	0.16	xx	xx	$0.00	0.000%	xx	xx																No	Unavailable	Unavailable
xx	xx	60621		xx	xx	xx	xx	xx	xx	1004 Residential Appraisal	xx	xx	0.455%	xx	0.02	xx																					No	Unavailable	Unavailable
xx	xx	73784		xx	xx	Not Applicable	xx	xx	xx	1004 Residential Appraisal							xx	$0.00	0.000%	xx	xx																No	Unavailable	Unavailable